Note 9 - Lease Obligations (Details) - Minimum Lease Payments (USD $)	Nov. 30, 2013	Nov. 30, 2012
Minimum Lease Payments [Abstract]
2014	$ 46,079
2014	84,356
	46,079
	84,356
Less: amounts representing interest at 14%	2,815
	43,264
	84,356
Less: current portion	43,264	51,524
Less: current portion	$ 84,356